Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
17. Property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 31 December 2018	7,811	12,537	2,140	22,488
Implementation of IFRS 16	(64)	(106)	—	(170)

At 31 December 2018, as adjusted	7,747	12,431	2,140	22,318
Exchange adjustments	(254)	(381)	(70)	(705)
Additions through business combinations	149	177	34	360
Other additions	42	154	1,084	1,280
Capitalised borrowing costs	—	—	25	25
Disposals and write-offs	(34)	(528)	(11)	(573)
Reclassifications	243	919	(1,231)	(69)
Transfer to assets held for sale	(261)	(711)	(65)	(1,037)

Cost at 31 December 2019	7,632	12,061	1,906	21,599
Exchange adjustments	106	121	10	237
Additions through business combinations	—	5	—	5
Other additions	29	147	1,052	1,228
Capitalised borrowing costs	—	—	15	15
Disposals and write-offs	(336)	(875)	(29)	(1,240)
Reclassifications	189	840	(1,058)	(29)
Transfer to assets held for sale	(132)	(194)	(6)	(332)

Cost at 31 December 2020	7,488	12,105	1,890	21,483

Depreciation at 31 December 2018	(3,233)	(7,534)	—	(10,767)
Implementation of IFRS 16	30	42	—	72

At 31 December 2018, as adjusted	(3,203)	(7,492)	—	(10,695)
Exchange adjustments	74	196	—	270
Charge for the year	(265)	(752)	—	(1,017)
Disposals and write-offs	19	380	—	399
Transfer to assets held for sale	159	477	—	636

Depreciation at 31 December 2019	(3,216)	(7,191)	—	(10,407)
Exchange adjustments	(49)	(77)	—	(126)
Charge for the year	(271)	(718)	—	(989)
Disposals and write-offs	154	716	—	870
Transfer to assets held for sale	72	130	—	202

Depreciation at 31 December 2020	(3,310)	(7,140)	—	(10,450)

Impairment at 31 December 2018	(174)	(421)	(68)	(663)
Implementation of IFRS 16	—	—	—	—

At 31 December 2018, as adjusted	(174)	(421)	(68)	(663)
Exchange adjustments	13	11	6	30
Disposals and write-offs	2	77	36	115
Impairment losses	(312)	(329)	(38)	(679)
Reversal of impairments	2	8	—	10
Transfer to assets held for sale	90	209	44	343

Impairment at 31 December 2019	(379)	(445)	(20)	(844)
Exchange adjustments	(6)	—	1	(5)
Disposals and write-offs	190	124	16	330
Impairment losses	(147)	(303)	(27)	(477)
Reversal of impairments	13	18	3	34
Transfer to assets held for sale	49	55	1	105

Impairment at 31 December 2020	(280)	(551)	(26)	(857)

Total depreciation and impairment at 31 December 2019	(3,595)	(7,636)	(20)	(11,251)
Total depreciation and impairment at 31 December 2020	(3,590)	(7,691)	(26)	(11,307)

Net book value at 1 January 2019	4,404	4,582	2,072	11,058

Net book value at 31 December 2019	4,037	4,425	1,886	10,348

Net book value at 31 December 2020	3,898	4,414	1,864	10,176

The weighted average interest rate for capitalised borrowing costs in the year was 3% (2019 – 3%). Disposals and write-offs in the year included a number of assets with nil net book value that are no longer in use in the business.
The impairment losses principally arose from decisions to rationalise facilities and were
 calculated based on fair value less costs of disposal. The fair value less costs of disposal valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. These calculations determine the net present value of the projected risk-adjusted, post-tax
cash flows of the relevant asset or cash generating unit, applying a discount rate of the Group post-tax
weighted average cost of capital (WACC) of 7%, adjusted where appropriate for specific segment, country and currency risk.
Assets that continue to be used by the Group are generally assessed as part of their associated cash generating unit on a value in use basis.

For value in use calculations, the
post-tax
cash flows do not include the impact of future uncommitted restructuring plans or improvements. Where an impairment is indicated and a pre-tax
cash flow calculation is expected to give a materially different result, the test would be reperformed using pre-tax
cash flows and a
pre-tax
discount rate. The Group WACC is equivalent to a
pre-tax
discount rate of approximately 9%.
The net impairment losses have been charged to cost of sales: £398 million (2019 – £624 million), R&D: £3 million (2019 – £1 million) and SG&A: £42 million (2019 – £44 million), and included £343 million (2019 – £502 million) arising from the Major restructuring programmes.
Reversals of impairment arose from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments were deemed no longer to apply. All of the reversals have been credited to cost of sales.
During 2020, £29 million (2019 – £69 million) of computer software was reclassified from assets in construction to intangible assets on becoming ready for use.